OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Finance lease receivables	$ 84	$ 151
Other assets	55	56
Total other assets	$ 139	$ 207